Michael Best & Friedrich LLP
April 16, 2007
VIA EDGAR AND FEDERAL EXPRESS
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Mail Stop 6010
Attn: Perry Hindin, Special Counsel
Re:	TomoTherapy Incorporated Amendment No. 2 Registration Statement on Form S-1 File No. 333-140600
Dear Mr. Hindin:
On behalf of our client, TomoTherapy Incorporated, a Wisconsin corporation (the “Company”), set forth below are the Company’s responses to the comments of the staff (“Staff”) of the Securities and Exchange Commission (the “SEC”), dated April 13, 2007, concerning the above-referenced document and the Company’s initial public offering of securities. For your convenience, the responses by the Company appear in bold and follow the applicable SEC comment. In addition to the responses below, the Company has filed today Amendment No. 2 to its Registration Statement on Form S-1 referenced above (“Amendment No. 2”) to address the Staff’s comments. References herein to page numbers are to the pages of Amendment No. 2, unless otherwise indicated.
The Company is providing supplementally to the Staff a copy of the report of the Advisory Board Company that is referenced on page 56 of Amendment No. 2.
1.	We note your response to our prior comment 4 and the materials you provided. If you desire to retain any claims of leadership or performance or product superiority, please provide us independent, objective support for such statements.
•	Some of the materials you provide do not appear to be independent or objective. For example, the information you use to support your statements about being “one of the most advanced and versatile radiation therapy systems” are supported by materials authored by individuals associated with you or your employees (tabs 11 and 14). In addition, your materials do not appear to support your statement compared with your competitors.

The Company has revised the disclosure on pages 1, 3, 54 and 57 to better reflect the characterization of the product found in available independent, objective supporting documents. In addition, the Company has provided to

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the Staff supplementally additional support for the above-referenced claims and other product claims included within the disclosure.

•	Please clarify to whom you are comparing your system, as your support materials (tab 13) compare your product to systems using fixed stereotactic frames, rather than a rotating arm. In addition we note one of the authors of the materials provided (tab 1), Dr. Mackie, appears to be associated with your company as disclosed in tab 14.

The Company compares the Hi Art system to other radiation therapy systems, including those made by Varian, Elekta and Siemens. Fixed stereotactic frames are rigid structures typically used to stabilize patients and to provide a fixed reference point for patient positioning during the delivery of radiation therapy or stereotactic treatments. As stereotactic frames are used for positioning and reference purposes and are therefore independent of the radiation delivery method, they may be used on multiple types of radiation therapy systems, including those that utilize a conventional c-arm linear accelerator as well as the Hi Art system.

The focus of the article at Tab 13 of the previous supplement was to highlight that the treatment of spinal metastasis can be accomplished more efficiently with a Hi Art system not utilizing stereotactic frames than with a radiation therapy system utilizing stereotactic frames. This is because the Hi Art system’s imaging capability provided sufficient patient positioning accuracy such that the use of a stereotactic frame for stabilization and positioning was unnecessary.

The Company notes that Dr. Mackie was co-author of the article at Tab 1. We have provided additional independent support supplementally, as well as additional support that Dr. Mackie co-authored with other, independent parties.
Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 32
Overview, page 32
2.	Please refer to prior comment 3 from our March 8, 2007 letter. We continue to note your disclosure of net income excluding a deferred income tax benefit and expense related to the fair value of outstanding warrants in the fourth paragraph of this section. As previously requested, please revise your filing to remove this non-GAAP disclosure or provide the disclosures required by Item 10(e) of Regulation S-K and Question 8 of the Frequently Asked Questions Regarding the Use of Non-GAAP Financial Measures dated June 13, 2003.

The Company has revised the disclosure on page 34 of Amendment No. 2 by removing the non-GAAP disclosures.
Contractual Obligations and Commitments, page 42

United States Securities and Exchange Commission
Division of Corporation Finance
April 16, 2007

3.	Please revise to present, in a tabular format, all of the information specified in Item 303(a)(5) of Regulation S-K as of December 31, 2006 with respect to your known contractual obligations. For example, you should include long-term obligations and other long-term liabilities reflected on your balance sheet under GAAP. Otherwise, tell us why the current presentation complies with Item 303(a)(5) of Regulation S-K.

The Company has revised the disclosure on page 44 of Amendment No. 2 to include all long-term obligations required to be disclosed in accordance with Item 303(a)(5) of Regulation S-K.
Critical Accounting Policies and Estimates, page 44
4.	Please refer to prior comment 14 from our March 8, 2007 letter. As previously requested, please revise this section to include an enhanced discussion of the methodology and significant assumptions used to value any instruments you carry at fair value and not just refer to an independent valuation.

The Company has revised the disclosure on pages 50-52 of Amendment No. 2 with an enhanced discussion of the valuation of instruments carried at fair value.

5.	Please refer to prior comment 16 from our March 8, 2007 letter. We could not locate the revised disclosure referred to in your response. As previously requested, please disclose the aggregate intrinsic value of all outstanding options based on the midpoint of the estimated IPO price range, or tell us where you provide this disclosure. Please also discuss each significant factor contributing to the difference between the fair value as of the date of grant and the estimated IPO price for options granted during the twelve months prior to the date of the most recent balance sheet.

The IPO price range had not been determined prior to the filing of Amendment No. 1 and, as a result, the data necessary to make the disclosure requested by the Staff was not available to the Company. The Company has included the requested disclosures on pages 50-52 of Amendment No. 2.
Competition, page 62
6.	We note your response to our prior comment 17. Please expand your disclosure to better describe the differences between the products and the markets they target. For example, you disclose that Accuray and BrainLAB AG target the stereotactic radiosurgery market. If true, disclose that your product targets the radiotherapy market and explain the difference. In addition, support your statement that you compete to a lesser extent with Accuray due to the fact that Accuray markets primarily to neurosurgeons. We note disclosure in Accuray’s registration statement on Form S-1 which appears to suggest that it markets to radiation oncologists, general surgeons, oncology specialists and other referring physicians as well.

The Company has revised the disclosure on page 65 of Amendment No. 2 to clarify that it primarily promotes its products to the radiation therapy market. The Company further revised the disclosure on page

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65 to make it clear that, although it does not primarily target the stereotactic treatment market, which is characterized by higher doses of radiation for each treatment and fewer treatments than radiation therapy, the Hi Art system is used for stereotactic treatments and it is to this extent that the Company competes with vendors of equipment that are dedicated to stereotactic treatments such as Accuray Incorporated and BrainLAB AG.
Compensation Discussion and Analysis, page 77
7.	We note your response to our prior comment 19. You state in your response that the compensation committee selected the median level of compensation and that “was the committee’s conclusion and there is no additional reason beyond the committee’s conclusion.” Are you suggesting that there was no deliberation whatsoever by the compensation committee as to why it chose the median level of salaries and awards made to other executive officers in comparable companies? In addition, please disclose why the compensation committee chose to include in its determination of compensation of your executive officers not only companies in the medical device industry, but companies in general industry as well. Further, if the committee’s determination of the target bonus levels considered bonuses paid to executive officers of comparable companies please disclose this fact in your statement.

The Company has revised the disclosure on page 81 of Amendment No. 2 to explain further why the compensation committee chose the median level of salaries and awards and on page 80 of Amendment No. 2 to disclose why the committee considered comparable companies in the medical device and general industries.

Further, the Company has revised the disclosure on pages 81 and 82 of Amendment No. 2 to disclose the fact that the compensation committee of the Company’s board of directors considered bonuses paid to executive officers of comparable companies in determining target bonus levels.
Elements of Compensation, page 78
8.	You briefly reference on page 78 that a potential element of compensation is post-termination severance. While you provide a discussion of the specific provisions of each named executive officers’ severance package on page 90, you do not provide the necessary information required by Item 402(b) of Regulations S-K. For example, but without limitation, please explain how the registrant determined the amount of severance for each officer.

The Company has revised the disclosure on pages 96-97 of Amendment No. 2 to discuss the factors the compensation committee of the Company’s board of directors considered in determining the severance amounts.
Base Salaries, page 78
9.	We note your response to our prior comment 22 and that you have not disclosed the quantitative discussion of the factors applicable to the determination of Mr. Hughes’ commission. Please expand your disclosure to provide the information that you

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submitted supplementally to the Staff. Alternatively, tell us why you believe that disclosure of such information would result in competitive harm such that the information could be excluded under Instruction 4 to Item 402(b). Please see Instruction 4 to Item 402(b) of Regulation S-K.

Pursuant to Instruction 4 to Item 402(b) of Regulation S-K, the Company is not required to disclose target levels with respect to quantitative or qualitative factors involving confidential commercial or financial information if the disclosure of such information would result in competitive harm to the Company. Mr. Hughes’ commission structure was based in part on the selling price of each unit, insofar as there was a multiplier for his commission payments depending on the price of the unit sold. The Company considers the specific sales price of individual units to be confidential and further believes that disclosure of unit price information would have an adverse effect on future sales efforts. As previously disclosed, the commission arrangement terminated in 2006.
Director Compensation, page 92
10.	We note your response to our prior comment 25. Please tell us where the director compensation described on page F-27 has been provided in the table.

The Company has revised the disclosure on page 98 of Amendment No. 2 to describe specifically the director compensation referred to.
Principal and Selling Shareholders, page 94
11.	We note your response to our prior comment 28. We reissue the comment.

The Company has carefully reviewed Regulation S-K, including Item 507 thereof, and does not believe that it or the selling shareholders are required to disclose specific information about the price at which the shares to be sold were purchased. Furthermore, since many of the selling shareholders purchased shares in multiple financing rounds at different prices, the Company is unable to determine with certainty in each case which shares are being sold (or would be deemed to be sold). Finally, the Company does not believe that information regarding the original purchase price per share is material to investors in the Company’s securities. The Company has disclosed on page 108 detail regarding its most recent financing round and the price per share in that round. The Company believes that this provides investors with adequate information for their investment decision and respectfully requests that it not include in the Registration Statement the information requested by the Staff to be provided.
Index to Consolidated Financial Statement, page F-1
Pro Forma Shareholders’ Equity (Deficit), page F-7
12.	Please refer to prior comment 37 from our March 8, 2007 letter. Given that the conversion is conditioned upon several factors, including the approval by at least 75% of

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your preferred shareholders of the underwriter, please tell us and disclose in further detail why you believe the conversion is probable.

The Company has revised the disclosure on page F-7 of Amendment No. 2 to reflect that holders of 75% or more of the outstanding preferred stock may require mandatory conversion of all preferred stock into common stock at any time. The Company further revised the disclosure on page F-7 and on page F-28 as a subsequent event to reflect that, as of April 15, 2007, the Company had proxies from holders of over 75% of the preferred shares outstanding to approve both the underwriters in this offering and the mandatory conversion of preferred stock into common stock upon the closing of this offering.

13.	Please refer to prior comments 15 and 46 from our March 8, 2007 letter. We note that you refer to using a valuation of an independent third party when determining the fair value of your preferred stock in this note and also in Note E on page F-21 and F-23. Please revise the filing to name the independent valuation expert in the Experts section and to include its consent as an exhibit. Refer to Rule 436 and Item 601(b)(23) of Regulation S-K. Please also revise to disclose the method and significant assumptions used to value the preferred stock.

The Company previously disclosed Virchow Krause as an expert in the Experts section on page 128 of Amendment No. 1. In addition, the Company has revised the disclosure on pages 50, 52 and F-23 of Amendment No. 2 to describe the method and significant assumptions used to determine the fair value of the above-referenced preferred stock.
Note E. Temporary Equity and Shareholders’ Equity (Deficit), page F-20
Warrants, page F-22
14.	Please refer to prior comment 47 from our March 8, 2007 letter. Please disclose the method and significant assumptions used to determine the fair value of the warrants as of December 31, 2006.

The Company has revised the disclosure on pages F-23 and F-24 of Amendment No. 2 to describe the method and significant assumptions used to determine the fair value of the above-referenced warrants and the preferred stock into which the warrants are exercisable.

15.	Please refer to prior comments 48 and 37 from our March 8, 2007 letter. We note your added disclosure that the warrants will be exercisable for common stock upon the closing of the offering. We also note the conditions for conversion of the preferred stock into common stock added to page F-7. Please revise the disclosure in this note to the extent necessary to explain any conditions associated with the underlying change in the warrants.

The Company has revised the disclosure on page F-23 of Amendment No. 2 to reflect that, based upon the expected initial public offering price and the fact that, as of April 15, 2007, the Company had proxies from holders of over 75% of the preferred shares outstanding to approve both the underwriters in this offering and the conversion of the preferred stock into common stock upon the closing of this

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offering, the Company believes that all of its outstanding Series D preferred stock will be converted into common stock upon the closing of this offering. The Company further disclosed that, pursuant to their terms, the remaining outstanding Series D warrants would be exercisable into common stock upon the closing of this offering.
Contingent Common Shares, page F-24
16.	Please refer to prior comment 49 from our letter dated March 8, 2007. Please revise your filing to include all the significant terms of these contingent common shares. For instance, please disclose if the contingent shares are automatically issuable upon the completion of an IPO to the holders of the Series A preferred stock and if there are any other conditions that need to be met for these contingent shares to be issued. Within your revised disclosure, please explain in more detail your statement from your response that “...in some circumstances, shares could be issued to the holders of the Series A preferred stock without the holders converting their Series A preferred stock.” Also clarify how the number of shares issuable is determined under the agreement.

The Company has revised the disclosure on page F-24 to disclose the potential recipients of the contingent common shares. The Company also revised the disclosure on page F-24 to disclose that the method of determining the number and recipient of the contingent common shares is based one-half on the timing of the sale or initial public offering of the Company and one-half on the price received by the holders of Series A preferred stock upon the sale or initial public offering of the Company.

The Company’s statement that “...in some circumstances, shares could be issued to the holders of the Series A preferred stock without the holders converting their Series A preferred stock” was intended provide background that in the unlikely event that the Company would consummate an initial public offering without the preferred stock converting, the Series A holders would still receive the contingent common shares upon completion of the initial public offering. Upon the closing of this offering, all of the outstanding shares of Series A preferred stock will be converted to common stock.

17.	Further to the above, please tell us and revise your filing to explain in sufficient detail why you have accounted for these contingent shares by analogy as an adjustment of a conversion option based upon a contingent event outlined in Issue 2 of EITF 00-27. Cite any other accounting literature upon which you relied and how you applied that literature to your situation.

The Company has revised its disclosure of page F-24 of Amendment No. 2 to clarify that the Company followed the guidance provided by EITF 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments, in accounting for the Series A contingent common share feature. Before concluding that Issue 2 of EITF 00-27 provided the best analogy of the appropriate accounting literature, the Company considered alternative accounting literature as follows:

First, the Company considered if the contingent share feature was a freestanding instrument based upon the guidance in EITF 00-19, Accounting for Derivative

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Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock. Per EITF 00-19, “a freestanding contract is entered into separate and apart from any of the Company’s other financial instruments or equity transactions, or it is entered into in conjunction with some other transaction and is legally detachable and separately exercisable”. As the Company’s contingent common share feature is not legally detachable by the Series A shareholders, the contingent common share feature is not a freestanding instrument.
Second, the Company considered if the contingent common share feature were an embedded derivative to be accounted for in accordance with FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities. Paragraph 11(a) of SFAS No. 133 requires that “a reporting entity (that is, the issuer) shall not consider instruments issued or held by that reporting entity that are both (a) indexed to its own stock and (2) classified in stockholders’ equity in its statement of financial position to be derivatives for purposes of that Statement”.
In addressing whether the Company’s contingent common share feature is “indexed to its own stock” the Company considered the guidance of EITF 01-6, The Meaning of “Indexed to a Company’s Own Stock”. EITF 01-6 states, “the EITF reached a consensus on Issue 2 that instruments within the scope of this Issue are considered indexed to a company’s own stock within the meaning of Issue 00-19 and paragraph 11(a) of Statement 133 for the issuer provided that (1) the contingency provisions are not based on (a) an observable market, other than the market for the issuer’s stock (if applicable), or (b) an observable index, other than those calculated or measured solely by reference to the issuer’s own operations (for example, sales revenue of the issuer, EBITDA [earnings before interest, taxes, depreciation, and amortization] of the issuer, net income of the issuer, or total equity of the issuer), and (2) once the contingent events have occurred, the instrument’s settlement amount is based solely on the issuer’s stock”. The contingency for issuing shares under the Company’s contingent common share feature is based solely on the occurrence of an IPO or sale of the Company and therefore are not based upon an observable market or index and once the IPO or sale of the Company were to occur the contingency is solely settled into common stock which would be classified in stockholders’ equity in the balance sheet.
In addressing whether the Company’s contingent common share feature is classified in stockholders’ equity the Company considered the guidance in EITF 00-19 to determine whether the contingent common share feature would, if freestanding, meet the conditions for classification in equity. The feature requires physical settlement in the Company’s shares and there are no conditions in paragraphs 12 through 32 of EITF 00-19 that would preclude classification as equity.

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As the Company’s contingent common share feature meets the two requirements of SFAS No 133, paragraph 11(a), the Company does not believe it represents an embedded derivative under SFAS No. 133.
Third, the Company considered whether the contingent common share feature represented a form of compensation to the any of the parties. Based upon the fact that the contingent common share feature was negotiated in connection with the Series A preferred stock financing round, does not provide for vesting or other service requirements and is transferable, as part of the Series A stock, the Company does not believe the embedded feature represent a form of stock-based compensation.
After the consideration of the accounting literature noted above, the Company considered all the relevant facts and analogized to issue 2 of EITF 00-27 (addresses various practice issues under the EITF 98-5 intrinsic value model) for the following reasons. First, as stated previously the contingent common share feature is considered an embedded, non-detachable feature of the Convertible Series A preferred stock. Issue 2 of EITF 00-27 addresses the accounting for an embedded contingent conversion option which is similar in economic substance to the Company’s Series A preferred stock which is convertible into common stock but with an embedded contingent common share right. Issue 2 indicates that “for a contingent conversion option, Issue 98-5 requires the intrinsic value to be measured using the commitment date fair value of the underlying stock but it does not require it to be recognized unless the triggering event occurs and the contingency is resolved.” The Company’s contingent common share right of the Series A preferred stock is contingent solely upon the occurrence of an IPO or sale of the Company. In the case of an IPO the Convertible Series A preferred stock is required to be converted to common shares and the contingent common share right will result in additional common shares being issued to the holders. The Company believes it is appropriate for this feature to be valued at intrinsic value using the commitment date fair value, which was as of May 19, 1999, the date of the Series A investment agreement. The intrinsic value was calculated to be $104,000 at of May 19, 1999 and will be recognized when the triggering event occurs or the contingency is resolved.
Note F. Stock Options, page F-24
18.	Please refer to prior comment 50 from our March 8, 2007 letter. Please note that we are deferring any final evaluation of stock compensation until the estimated offering price is specified, and we may have further comments in that regard when you file the amendment containing that information.

United States Securities and Exchange Commission
Division of Corporation Finance
April 15, 2007

The Company has included the estimated offering price range of $15 to $17 per share in Amendment No. 2. In addition, please see information relating to the estimated offering price included in the penultimate paragraph of the Company’s response to Comment 19 below.
19.	Further to the above, we note the following from your response:
•	Four investment banking firms made presentations to the company’s board of directors on October 2 and 3, 2006, related to undertaking an IPO and the general indication that you received was that the pricing would be in the range of $500-550 million.

•	You valued the 1,440,000 stock options to purchase shares of common stock granted on December 7, 2006 at $9.18, which was based upon three sales of your common stock to independent third parties from the holdings of your president and chairman of the board of directors on October 23, 2006.

•	You engaged Virchow, Krause & Company LLP (VK) to perform an independent valuation of your common stock at December 31, 2006 and VK valued the company’s common stock at $11.42 per share at December 31, 2006.
Considering these factors and the significance of the December 7, 2006 option grant, please tell us in more detail why you believe it was appropriate to use the value of the sale on October 23, 2006, especially since the implicit valuation in this sale of $300 million was considerably below the range provided by the investment bankers. Discuss why you did not obtain a valuation as of December 7, 2006, but did as of December 31, 2006. Please refer to the guidance in paragraphs 10 and 15 and Appendix A of SFAS 123 (R).
     The Company has historically used arms’ length, third-party transactions in its stock as reliable indicators of fair market value for purposes of pricing stock options. These third party transactions have been substantial in amount and with parties that the Company believes to be sophisticated investors. The Company believes that such transactions provide an accurate and the most reliable measure of fair value. The Company believes that no material events occurred between October 23, 2006 (the date of the most recent sales of our common stock) and December 7, 2006 that would have resulted in a change in the valuation of a share of common stock. Therefore, it was believed that the appropriate valuation to use for the grants dated December 7, 2006 was the third-party stock transaction that occurred on October 23, 2006. Therefore, no independent valuation was deemed necessary as of that date.
     An analysis of the presentations of the investment bankers in early October is as follows:

United States Securities and Exchange Commission
Division of Corporation Finance
April 16, 2007

•	In early October, four investment banking firms made presentations to the Board of Directors regarding a possible IPO. In general, the indication was that the Company would have a pre-offering enterprise value in the $500-550 million range assuming that the business met its operating targets and the IPO was completed in the first half of 2007.

•	Messrs. Mackie and Reckwerdt were both in attendance at the meetings in which the investment bankers presented their valuation perspectives. Three weeks later, despite having information on a possible higher valuation, they accepted cash offers to sell a significant number of shares of their common stock holdings at $6.75 per share. At that price, the total value of the Company was approximately $300 million. These shares were not sold under a distress situation that required either of them to raise cash quickly. Neither individual had previously sold any of his TomoTherapy shares.

•	During the period between October 23 and December 7, management had concern about the Company’s ability to achieve a key objective — the number of new orders required to grow its revenue backlog. The Company’s backlog had decreased from approximately $146 million on October 23, 2006 to approximately $132 million on December 7, 2006. This was below plan for the year and, as of December 7, was of concern to management. As discussed in MD&A under “Key Factors Affecting our Performance — Extended sales cyle and flucations” and “Quarterly Results of Operations”, the Company’s management views backlog as an extremely important measure of the Company’s long-term performance prospects (like any capital equipment company). Backlog is determined based on the volume of firm customer purchase orders. If backlog were not maintained at a sufficient level, the probability of completing the IPO would be greatly diminished. In order to achieve the Company’s 2006 goal for new orders and show an appropriate level of backlog at the end of the year, the Company had to receive 16% of its budget for new orders in the last three weeks of the year. As it pertains to the valuation on December 7, backlog and orders were clearly a negative factor.
     Several significant events occurred subsequent to December 7, 2006, however, that led management to believe that another valuation should be done as of December 31, 2006.
•	Backlog grew at a faster rate than anticipated and the Company exceeded its full-year goal for orders by two. This resulted in a record backlog of $164 million as of year-end.

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•	The Company received one more acceptance than forecasted, which increased revenue recognized for the 2006 fiscal year to $156 million.
     In addition, such a valuation was required under U.S. GAAP for valuing both the preferred stock and the outstanding warrants as of December 31, 2006. Therefore, management engaged Virchow Krause to perform a valuation of the Company and all classes of its stock as of December 31, 2006.
     The year-end valuation accounted for events that were not known and not predictable on December 7, 2006.
•	On December 7, the level of profitability for the year was not known. As stated above, the Company exceeded its revenue forecast as a result of acceptances during the last three weeks of the year. In addition, the Company has historically incurred higher expenses in December as the final expenses are accumulated from all the operating departments. It was not until the middle of January that management knew that the Company had produced almost $9 million of operating profit, exceeding its target by 12%. These results were neither known, nor predictable on December 7, but they were used by Virchow Krause in its valuation report.

•	The Virchow Krause valuation assumed that there was a 50% chance of the Company completing the IPO, a 40% chance of being sold and a 10% chance of remaining a private company. These probabilities represented their best assessment of the likelihood of future events occurring based upon known facts at December 31, 2006, but there is a significant difference in value if the expected exit event does not occur. The valuation of a common share was estimated to be $8.80 under the initial public offering scenario, $8.40 based on a possible sale and $6.40 if the Company remained private (note that these amounts are net of the appropriate valuation-related discount factors). There were many possible factors which could have prevented (and could still prevent) the Company from completing the IPO (e.g., lack of new orders, a major component problem, reliability issues, general market conditions, etc.). Many of these factors improved in the Company’s favor following December 7.
     The Company believes that the above factors contributed to the increased valuation of its common stock as of December 31, 2006. Furthermore, the Company believes that the estimated IPO price range of $15 to $17 per share was also favorably impacted by the successful completion of an IPO in February 2007 by Accuray Incorporated, a company that also sells high-priced capital equipment into the radiation therapy market. Accuray is similar in size and has a similar business model to the Company. The proposed offering price range for Accuray’s IPO was $14 to $16 per share. Due to high demand from the market,

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the final public offering price was raised to $18 per share. Accuray’s shares are currently trading in the $23 to $24 price range, representing an approximate 56% increase in value from the midpoint of the initial price range. The Company believes that this has had a direct impact on the Company’s projected valuation.

Based on all the above factors, the Company believes that $6.75 was the correct valuation for the stock options granted on December 7, 2006.
Exhibits
20.	We note your response to comment 53. Please file complete exhibits. We note you have not filed the exhibits to Exhibit 10.11.

The Company has re-filed Exhibit 10.11 with Amendment No. 2, including all exhibits.

21.	We note your new consent at Exhibit 23.3. Please remove the last two sentences of the consent, as they are inappropriate.

The Company has filed with Amendment No. 2 the newly-issued consent of Virchow Krause Valuation LLC, which does not include the last two sentences of the previously filed consent.
Any comments or questions regarding the foregoing should be directed to the undersigned at (414) 225-2752 or Gregory Lynch at (608) 283-2240. Thank you in advance for your cooperation in connection with this matter.
Sincerely,
Michael Best & Friedrich LLP
Geoffrey R. Morgan